Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt

Note 7 – Long-Term Debt

Carrying amounts of the Company’s long-term debt and their related estimated fair values as of December 31, 2012 and December 31, 2011 are disclosed in the following table. The fair values of the revolving credit facility, the NPL revolving credit facility, and the variable-rate Industrial Development Revenue Bonds (“IDRBs”) approximate their carrying values, and are categorized as Level 1 (quoted prices for identical financial instruments) within the three-level fair value hierarchy that ranks the inputs used to measure fair value by their reliability. The market values of debentures (except the 4.45% Notes) and fixed-rate IDRBs are categorized as Level 2. The 4.45% Notes and NPL other debt obligations are categorized as Level 3 (based on significant unobservable inputs to their fair values). Fair values for the debentures, fixed-rate IDRBs, and NPL other debt obligations were determined through a market-based valuation approach, where fair market values are determined based on evaluated pricing data, such as broker quotes and yields for similar securities adjusted for observable differences. Significant inputs used in the valuation generally include benchmark yield curves and issuer spreads. The external credit rating, coupon rate, and maturity of each security are considered in the valuation, as applicable.

December 31,	2012		2011
	Carrying Amount	Market Value	Carrying Amount	Market Value
(Thousands of dollars)
Debentures:
Notes, 7.625%, due 2012	$—	$—	$200,000	$204,312
Notes, 4.45%, due 2020	125,000	141,771	125,000	128,673
Notes, 6.1%, due 2041	125,000	165,779	125,000	143,074
Notes, 3.875%, due 2022	250,000	277,950	—	—
8% Series, due 2026	75,000	111,501	75,000	96,340
Medium-term notes, 7.59% series, due 2017	25,000	30,710	25,000	30,199
Medium-term notes, 7.78% series, due 2022	25,000	34,637	25,000	31,932
Medium-term notes, 7.92% series, due 2027	25,000	36,953	25,000	31,648
Medium-term notes, 6.76% series, due 2027	7,500	10,058	7,500	8,510
Unamortized discount	(3,403)		(2,087)

	654,097		605,413

Revolving credit facility and commercial paper	111,000	111,000	109,000	109,000

Industrial development revenue bonds:
Variable-rate bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Fixed-rate bonds:
6.10% 1999 Series A, due 2038	—	—	12,410	12,410
5.95% 1999 Series C, due 2038	—	—	14,320	14,449
5.55% 1999 Series D, due 2038	8,270	8,375	8,270	8,253
5.45% 2003 Series C, due 2038 (rate resets in March 2013)	30,000	30,152	30,000	31,332
5.25% 2003 Series D, due 2038	20,000	20,571	20,000	19,583
5.80% 2003 Series E, due 2038 (rate resets in March 2013)	15,000	15,102	15,000	15,634
5.25% 2004 Series A, due 2034	65,000	66,955	65,000	64,291
5.00% 2004 Series B, due 2033	31,200	31,655	31,200	30,283
4.85% 2005 Series A, due 2035	100,000	101,184	100,000	94,836
4.75% 2006 Series A, due 2036	24,855	25,189	24,855	23,179
Unamortized discount	(3,195)		(3,360)

	491,130		517,695

NPL credit facility	41,562	41,562	16,566	16,566
NPL other debt obligations	20,721	20,991	4,802	4,814

	1,318,510		1,253,476
Less: current maturities	(50,137)		(322,618)

Long-term debt, less current maturities	$1,268,373		$930,858

In January 2012, the Company redeemed at par its $12.4 million 1999 6.1% Series A fixed-rate IDRBs (originally due in 2038). In August 2012, the Company redeemed at par its $14.3 million 1999 5.95% Series C fixed-rate IDRBs (originally due in 2038).

In March 2012, the Company issued $250 million in 3.875% Senior Notes at a 0.034% discount. The notes will mature on April 1, 2022. Management used approximately $200 million of the net proceeds in connection with the repayment of the $200 million 7.625% Senior Notes that matured in May 2012. The remaining net proceeds were used for general corporate purposes.

In March 2012, the Company replaced the existing $300 million revolving credit facility that was to expire in May 2012 with a $300 million facility that is scheduled to expire in March 2017. Interest rates for the credit facility are calculated at either the London Interbank Offered Rate (“LIBOR”) or the “alternate base rate,” plus, in each case, an applicable margin that is determined based on the Company’s senior unsecured debt rating. At the Company’s current unsecured debt rating, the applicable margin is 1.125% for loans bearing interest with reference to LIBOR and 0.125% for loans bearing interest with reference to the alternative base rate. Southwest has designated $150 million of the $300 million facility for long-term purposes and the remaining $150 million for working capital purposes. At December 31, 2012, $91 million was outstanding on the credit facility. Borrowings under the credit facility ranged from $0 during the second quarter of 2012 to a high of $130 million during November 2012. The effective interest rate on the long-term portion of the credit facility was 1.43% at December 31, 2012. There were no borrowings outstanding on the short-term portion of the credit facility at December 31, 2011 and 2012. (See Note 8 – Short-Term Debt).

The Company has a $50 million commercial paper program. Any issuance under the commercial paper program is supported by the Company’s current revolving credit facility and, therefore, does not represent additional borrowing capacity. Any borrowing under the commercial paper program will be designated as long-term debt. Interest rates for the new program are calculated at the then current commercial paper rate. At December 31, 2012, $20 million was outstanding on the commercial paper program. The effective interest rate on the commercial paper program was 0.84% at December 31, 2012.

In February 2013, a notice of mandatory tender was sent to holders of the Clark County, Nevada 5.45% Series 2003C and 5.80% Series 2003E IDRBs. These IDRBs (totaling $45 million) are subject to mandatory tender on March 1, 2013 at a price of 100% plus accrued interest, and the Company intends to tender these IDRBs to the trustee for cancellation immediately following the mandatory tender, thereby extinguishing this debt. Therefore, these IDRBs are shown as current maturities in the Company’s consolidated balance sheet. The Company will facilitate the redemption primarily from borrowings under its $300 million credit facility.

In June 2012, NPL replaced its existing $30 million revolving credit facility that was to expire in June 2013 with a $75 million facility that is scheduled to expire in June 2015. The credit facility was amended in October 2012 to temporarily increase the facility from $75 million to $85 million until December 29, 2012 and then reverted back to $75 million. Interest rates for the credit facility were also amended in October 2012 and are now calculated at either LIBOR or a base rate, plus, in each case, 1.00% or 0.75% depending on NPL’s leverage ratio at the end of each quarter. At December 31, 2012, $41.6 million was outstanding on the NPL credit facility. The effective interest rate on NPL’s credit facility was 0.97% at December 31, 2012.

The effective interest rates on the variable-rate IDRBs are included in the table below:

	December 31, 2012	December 31, 2011
2003 Series A	1.71%	0.83%
2008 Series A	1.59%	1.62%
2009 Series A	1.14%	1.56%
Tax-exempt Series A	1.25%	2.22%

In Nevada, interest fluctuations due to changing interest rates on the 2003 Series A, 2008 Series A, and 2009 Series A variable-rate IDRBs are tracked and recovered from ratepayers through an interest balancing account.

Estimated maturities of long-term debt for the next five years are (in thousands):

2013	$50,137
2014	5,249
2015	46,705
2016	4,143
2017	137,049

No debt instruments have credit triggers or other clauses that result in default if Company bond ratings are lowered by rating agencies. Certain Company debt instruments contain securities ratings covenants that, if set in motion, would increase financing costs. Certain debt instruments also have leverage ratio caps and minimum net worth requirements. At December 31, 2012, the Company is in compliance with all of its covenants. Under the most restrictive of the covenants, the Company could issue over $1.7 billion in additional debt and meet the leverage ratio requirement. The Company has at least $700 million of cushion in equity relating to the minimum net worth requirement.